Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Loss Per Share	The following table sets forth the loss per share calculations for the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31,
	2024	2023	2022
Net loss for the period attributable to Oculis shareholders, in CHF thousands	(85,777)	(88,802)	(38,698)

Weighted-average number of shares used to compute loss per share basic and diluted for the period ended December 31, 2022, Legacy Oculis ordinary shares	-		2,989,434
Exchange Ratio	-		1.1432
Weighted-average number of shares used to compute basic and diluted loss per share for the period ended December 31, 2022, Legacy Oculis ordinary shares (as restated)	-		3,417,521
Weighted-average number of shares used to compute basic and diluted loss per share for the periods ended December 31, 2024 and December 31, 2023, Oculis ordinary shares	40,406,551	29,899,651	-

Basic and diluted net loss per share for the period, ordinary shares	(2.12)	(2.97)	(11.32)

Schedule of Potentially Dilutive Securities

	2024	2023	2022
Share options and RSUs issued and outstanding	4,911,866	3,096,473	1,762,949
Earnout options	242,666	369,737	-
Share and earnout options issued and outstanding	5,154,532	3,466,210	1,762,949
Restricted shares subject to repurchase	-	98,094	252,880
Earnout shares	2,371,272	3,793,995	-
Public warrants	3,823,364	4,102,397	-
Private warrants	151,699	151,699	-
Blackrock warrants	43,321	-	-
Total	11,544,188	11,612,395	2,015,829